American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2025

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.1%
AerSale Corp.(1)	344,936	2,231,736
Astronics Corp.(1)	455,350	24,848,449
Ducommun, Inc.(1)	20,324	1,863,508
		28,943,693
Air Freight and Logistics — 0.1%
Hub Group, Inc., Class A	552,435	21,307,418
Radiant Logistics, Inc.(1)	92,049	574,386
		21,881,804
Automobile Components — 3.9%
American Axle & Manufacturing Holdings, Inc.(1)(2)	4,401,827	28,920,003
Dana, Inc.	5,090,107	114,069,298
Fox Factory Holding Corp.(1)	58,298	862,227
Gentex Corp.	3,344,974	76,365,756
Gentherm, Inc.(1)	471,822	16,829,891
Goodyear Tire & Rubber Co.(1)	10,891,814	94,323,109
LCI Industries	735,459	83,599,625
Lear Corp.	1,403,011	150,627,261
Motorcar Parts of America, Inc.(1)	479,493	6,319,718
Phinia, Inc.	1,391,729	75,278,622
Standard Motor Products, Inc.	297,267	11,159,403
Stoneridge, Inc.(1)	632,618	3,612,249
Strattec Security Corp.(1)	92,298	6,922,350
Visteon Corp.	831,451	85,847,316
		754,736,828
Automobiles — 1.1%
Harley-Davidson, Inc.	3,669,457	89,865,002
Thor Industries, Inc.	1,170,958	123,676,584
		213,541,586
Banks — 14.7%
1st Source Corp.	288,973	18,043,474
ACNB Corp.	85,788	4,152,139
Amalgamated Financial Corp.	496,811	14,581,403
Amerant Bancorp, Inc.	65,357	1,229,365
Ameris Bancorp	474,155	35,921,983
Ames National Corp.	5,545	120,992
Arrow Financial Corp.	265,822	8,014,533
Associated Banc-Corp.	2,269,851	59,674,383
Atlantic Union Bankshares Corp.	8,177	276,628
Axos Financial, Inc.(1)	1,498,808	123,172,041
Banc of California, Inc.	1,801,475	33,219,199
Bancorp, Inc.(1)	1,248,017	79,960,449
Bank First Corp.	32,137	4,008,448
Bank of Hawaii Corp.	533,633	34,974,307
Bank of NT Butterfield & Son Ltd.	1,235,539	57,378,431
Bank OZK	2,436,634	112,133,897
Bank7 Corp.	72,118	2,987,849
BankFinancial Corp.(2)	32,595	383,317
BankUnited, Inc.	1,833,769	79,237,158
Bankwell Financial Group, Inc.	51,091	2,345,077

Banner Corp.	537,459	33,757,800
Bar Harbor Bankshares	205,422	6,129,792
BayCom Corp.	88,169	2,572,771
BCB Bancorp, Inc.	157,300	1,256,827
Beacon Financial Corp.	806,455	20,637,183
Bridgewater Bancshares, Inc.(1)	447,237	7,741,672
Burke & Herbert Financial Services Corp.	178,703	11,658,584
Business First Bancshares, Inc.	634,921	16,520,644
Byline Bancorp, Inc.	669,812	18,701,151
C&F Financial Corp.	34,255	2,379,010
Cadence Bank	74,545	2,969,873
California BanCorp(1)	27,722	538,084
Camden National Corp.	92,377	3,735,726
Capital Bancorp, Inc.	131,430	3,653,754
Capital City Bank Group, Inc.	293,169	12,289,644
Capitol Federal Financial, Inc.	432,619	2,859,612
Carter Bankshares, Inc.(1)	372,238	6,838,012
Cathay General Bancorp	1,156,488	56,020,279
CB Financial Services, Inc.(2)	16,919	599,779
Central Pacific Financial Corp.	681,909	20,279,974
CF Bankshares, Inc.	10,445	249,740
Chemung Financial Corp.	19,826	1,044,235
ChoiceOne Financial Services, Inc.(2)	48,509	1,476,614
Citizens Financial Services, Inc.	19,432	1,086,054
City Holding Co.	30,431	3,691,585
Civista Bancshares, Inc.	170,368	3,874,168
CNB Financial Corp.	490,875	12,723,480
Colony Bankcorp, Inc.	269,813	4,627,293
Columbia Banking System, Inc.	3,823,674	105,992,243
Community Trust Bancorp, Inc.	385,073	21,371,552
Community West Bancshares	143,934	3,260,105
ConnectOne Bancorp, Inc.	737,809	18,644,433
Customers Bancorp, Inc.(1)	772,691	53,238,410
CVB Financial Corp.	57,660	1,134,749
Dime Community Bancshares, Inc.	322,553	9,144,378
Eagle Bancorp Montana, Inc.	29,707	493,136
Eagle Bancorp, Inc.	531,650	10,085,401
Eastern Bankshares, Inc.	18,572	349,712
Enterprise Financial Services Corp.	743,420	40,598,166
Equity Bancshares, Inc., Class A	148,133	6,449,711
Esquire Financial Holdings, Inc.	185,055	18,886,713
Farmers National Banc Corp.	169,809	2,307,704
Fidelity D&D Bancorp, Inc.	711	31,128
Finward Bancorp	621	23,601
First BanCorp	4,256,014	84,141,397
First Bancorp, Inc.	30,966	792,420
First Bank	294,932	4,634,856
First Busey Corp.	931,868	21,936,173
First Business Financial Services, Inc.	170,034	8,879,175
First Commonwealth Financial Corp.	1,400,556	22,759,035
First Community Corp.	51,284	1,488,262
First Financial Bancorp	47,463	1,180,879
First Financial Corp.	266,244	15,540,662
First Internet Bancorp	123,097	2,344,998
First Merchants Corp.	135,355	4,986,478

First Mid Bancshares, Inc.	500,059	19,032,246
First Savings Financial Group, Inc.	1,292	40,259
First United Corp.	90,477	3,454,412
First Western Financial, Inc.(1)	3,274	79,722
Firstsun Capital Bancorp(1)	60,806	2,032,745
Five Star Bancorp	328,802	11,340,381
Franklin Financial Services Corp.	36,205	1,937,330
FS Bancorp, Inc.	74,556	3,053,068
Fulton Financial Corp.	3,475,137	63,073,737
FVCBankcorp, Inc.	28,697	364,739
Great Southern Bancorp, Inc.	230,292	13,854,367
Hancock Whitney Corp.	1,599,900	96,937,941
Hanmi Financial Corp.	775,550	21,420,691
Hanover Bancorp, Inc.	8,199	186,527
Hawthorn Bancshares, Inc.	19,986	679,524
HBT Financial, Inc.	217,788	5,270,470
Heritage Commerce Corp.	840,621	9,154,363
Heritage Financial Corp.	3,070	73,496
Hilltop Holdings, Inc.	274,600	9,424,272
Hingham Institution For Savings	3,846	1,126,532
Home Bancorp, Inc.	129,556	7,186,471
HomeTrust Bancshares, Inc.	368,988	15,132,198
Hope Bancorp, Inc.	2,483,799	26,377,945
Horizon Bancorp, Inc.	105,999	1,816,823
Independent Bank Corp.	38,693	2,787,831
Independent Bank Corp. (Michigan)	545,039	17,795,523
International Bancshares Corp.	1,447,172	96,207,995
Investar Holding Corp.	99,456	2,466,509
Kearny Financial Corp.	235,485	1,617,782
Lakeland Financial Corp.	35,898	2,091,417
MainStreet Bancshares, Inc.	1,734	33,796
Mechanics Bancorp(1)	36,082	560,714
Mercantile Bank Corp.	412,214	18,953,600
Meridian Corp.	96,110	1,535,838
Metrocity Bankshares, Inc.	419,872	11,189,589
Metropolitan Bank Holding Corp.	263,514	19,660,780
Mid Penn Bancorp, Inc.	203,110	5,928,781
Midland States Bancorp, Inc.	500,546	8,138,878
MidWestOne Financial Group, Inc.	18,519	732,797
MVB Financial Corp.	92,239	2,495,987
National Bank Holdings Corp., Class A	290,440	10,807,272
NB Bancorp, Inc.	120,162	2,353,974
NBT Bancorp, Inc.	53,031	2,198,665
Northeast Bank	185,388	16,477,285
Northfield Bancorp, Inc.	533,470	5,734,803
Northpointe Bancshares, Inc.	184,269	3,213,651
Northrim BanCorp, Inc.	565,843	13,897,104
Northwest Bancshares, Inc.	710,854	8,501,814
Norwood Financial Corp.(2)	512	14,674
Oak Valley Bancorp	18,564	521,648
OceanFirst Financial Corp.	1,067,586	20,123,996
OFG Bancorp	1,206,829	47,947,316
Old Second Bancorp, Inc.	1,175,417	22,156,610
OP Bancorp	109,826	1,477,160
Orange County Bancorp, Inc.	137,901	3,738,496

Origin Bancorp, Inc.	534,784	19,460,790
Orrstown Financial Services, Inc.	307,240	10,986,902
Parke Bancorp, Inc.	63,376	1,450,677
Pathward Financial, Inc.	628,085	45,159,312
PCB Bancorp	106,449	2,312,072
Peapack-Gladstone Financial Corp.	273,769	7,391,763
Peoples Bancorp of North Carolina, Inc.	18,211	596,410
Peoples Bancorp, Inc.	788,552	23,364,796
Peoples Financial Services Corp.	8,675	423,253
Plumas Bancorp	801	34,771
Popular, Inc.	298,781	34,273,169
Preferred Bank	282,206	26,643,068
Provident Financial Services, Inc.	2,017,433	38,694,365
QCR Holdings, Inc.	283,837	23,169,614
RBB Bancorp	357,432	7,080,728
Red River Bancshares, Inc.	40,864	2,862,523
Renasant Corp.	72,148	2,556,925
Republic Bancorp, Inc., Class A	226,272	15,615,031
Riverview Bancorp, Inc.	99,603	524,908
S&T Bancorp, Inc.	524,802	20,719,183
ServisFirst Bancshares, Inc.	2,466	175,407
Shore Bancshares, Inc.	672,559	11,749,606
Sierra Bancorp	193,546	6,011,539
SmartFinancial, Inc.	247,633	8,979,173
South Plains Financial, Inc.	299,529	11,319,201
Southern First Bancshares, Inc.(1)	95,954	4,870,625
Southern Missouri Bancorp, Inc.	235,117	13,234,736
Southside Bancshares, Inc.	243,235	7,134,083
Stellar Bancorp, Inc.	514,268	16,256,011
Stock Yards Bancorp, Inc.	74,449	4,926,290
Synovus Financial Corp.	831,378	40,072,420
Texas Capital Bancshares, Inc.(1)	115,579	10,421,758
Third Coast Bancshares, Inc.(1)	236,343	9,007,032
Timberland Bancorp, Inc.	31,567	1,079,591
Tompkins Financial Corp.	166,913	11,535,357
Towne Bank	248,942	8,352,004
TriCo Bancshares	340,265	16,366,747
TrustCo Bank Corp.	439,364	18,510,405
Trustmark Corp.	549,789	21,386,792
UMB Financial Corp.	297,151	33,007,533
United Community Banks, Inc.	39,906	1,219,527
United Security Bancshares	83,657	827,368
Unity Bancorp, Inc.	161,478	8,078,744
Univest Financial Corp.	569,675	18,115,665
USCB Financial Holdings, Inc.	8,037	142,978
Valley National Bancorp	5,480,201	62,035,875
Virginia National Bankshares Corp.	10,625	431,375
WaFd, Inc.	1,650,270	52,247,548
WesBanco, Inc.	61,549	1,986,186
West BanCorp, Inc.	138,054	3,067,560
Westamerica Bancorporation	659,637	31,649,383
Western Alliance Bancorp	32,567	2,655,188
Western New England Bancorp, Inc.	3,560	43,574
Wintrust Financial Corp.	284,899	38,182,164
WSFS Financial Corp.	595,361	33,227,097

Zions Bancorp NA	210,590	11,209,706
		2,859,672,942
Beverages — 0.1%
Boston Beer Co., Inc., Class A(1)	107,748	20,989,310
MGP Ingredients, Inc.	173,150	3,949,552
		24,938,862
Biotechnology — 1.0%
Alkermes PLC(1)	3,217,629	95,177,466
Anika Therapeutics, Inc.(1)	27,537	272,066
Catalyst Pharmaceuticals, Inc.(1)	2,058,270	48,184,101
Emergent BioSolutions, Inc.(1)	2,040,644	22,793,993
Kura Oncology, Inc.(1)	758,726	9,210,934
Monte Rosa Therapeutics, Inc.(1)(2)	612,162	9,898,660
Puma Biotechnology, Inc.(1)	1,374,128	6,939,346
Rigel Pharmaceuticals, Inc.(1)	35,701	1,802,543
XBiotech, Inc.(1)	5,371	12,192
		194,291,301
Broadline Retail — 1.8%
Dillard's, Inc., Class A	23,964	16,057,318
Kohl's Corp.	4,502,375	110,713,401
Macy's, Inc.	9,852,237	220,296,019
		347,066,738
Building Products — 0.4%
Apogee Enterprises, Inc.	672,210	24,475,166
Insteel Industries, Inc.	261,801	8,005,875
JELD-WEN Holding, Inc.(1)	2,825,699	7,544,616
Tecnoglass, Inc.	588,034	29,272,333
		69,297,990
Capital Markets — 0.8%
Diamond Hill Investment Group, Inc.	56,918	6,716,324
Oppenheimer Holdings, Inc., Class A	237,403	16,150,526
Siebert Financial Corp.(1)	23,325	74,873
StoneX Group, Inc.(1)	1,175,735	106,533,349
Virtus Investment Partners, Inc.	130,936	20,896,076
WisdomTree, Inc.(2)	1,229,827	13,577,290
		163,948,438
Chemicals — 1.8%
AdvanSix, Inc.	847,580	13,044,256
American Vanguard Corp.(1)	369,491	1,721,828
Aspen Aerogels, Inc.(1)	741,691	2,388,245
Cabot Corp.	1,619,079	101,305,773
Chemours Co.	2,458,137	31,439,572
Core Molding Technologies, Inc.(1)	188,722	3,566,846
FMC Corp.	1,533,344	21,911,486
Huntsman Corp.	1,021,951	10,648,730
Intrepid Potash, Inc.(1)	221,101	5,593,855
Koppers Holdings, Inc.	287,594	8,532,914
LSB Industries, Inc.(1)	1,729,825	15,447,337
Mativ Holdings, Inc.	1,811,821	22,629,644
NewMarket Corp.	71,744	54,778,696
Orion SA	1,903,924	9,671,934
Quaker Chemical Corp.	6,328	872,315
Rayonier Advanced Materials, Inc.(1)	2,370,764	15,481,089
Stepan Co.	484,661	21,969,683
Tronox Holdings PLC, Class A	1,935,517	8,013,041

Valhi, Inc.	10,476	132,836
		349,150,080
Commercial Services and Supplies — 0.9%
ACCO Brands Corp.	2,627,453	9,038,438
Civeo Corp.	446,329	9,948,673
Ennis, Inc.	668,887	11,665,389
Healthcare Services Group, Inc.(1)	1,526,798	28,673,267
HNI Corp.	160,997	6,684,595
Interface, Inc.	2,049,091	57,190,130
Steelcase, Inc., Class A	2,463,905	40,137,013
Team, Inc.(1)	3,285	47,616
Virco Mfg. Corp.	444,293	3,127,823
		166,512,944
Communications Equipment — 0.7%
Aviat Networks, Inc.(1)	153,092	3,384,864
BK Technologies Corp.(1)	50,519	3,232,711
Harmonic, Inc.(1)	299,351	2,861,796
NETGEAR, Inc.(1)	530,292	14,026,223
Viasat, Inc.(1)	3,356,867	115,241,244
		138,746,838
Construction and Engineering — 2.5%
Ameresco, Inc., Class A(1)	53,074	1,842,198
Argan, Inc.	250,989	99,190,853
Concrete Pumping Holdings, Inc.	28,886	181,693
Everus Construction Group, Inc.(1)	338,581	31,135,909
Granite Construction, Inc.	1,222,860	131,494,136
Great Lakes Dredge & Dock Corp.(1)	2,074,907	26,496,562
IES Holdings, Inc.(1)	52,179	21,840,564
Matrix Service Co.(1)	689,255	8,057,391
NWPX Infrastructure, Inc.(1)	213,507	12,515,780
Orion Group Holdings, Inc.(1)	342,683	3,426,830
Primoris Services Corp.	719,440	91,052,326
Sterling Infrastructure, Inc.(1)	2,928	1,008,140
Tutor Perini Corp.(1)	977,396	67,000,496
		495,242,878
Construction Materials — 0.0%
Titan America SA(1)	215,474	3,499,298
U.S. Lime & Minerals, Inc.	52	6,321
		3,505,619
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	126,243	7,442,025
Bread Financial Holdings, Inc.	1,320,717	89,452,162
Consumer Portfolio Services, Inc.(1)	62,332	515,486
Credit Acceptance Corp.(1)(2)	41,372	19,112,623
Green Dot Corp., Class A(1)	1,508,018	18,955,786
Jefferson Capital, Inc.	17,832	373,937
LendingClub Corp.(1)	1,643,721	29,751,350
Medallion Financial Corp.	181,711	1,806,207
Navient Corp.	1,787,749	22,168,088
Nelnet, Inc., Class A	211,882	27,383,630
NerdWallet, Inc., Class A(1)	6,849	102,804
OneMain Holdings, Inc.	700,586	43,457,350
Oportun Financial Corp.(1)	208,889	1,079,956
PRA Group, Inc.(1)	173,421	2,809,420
PROG Holdings, Inc.	187,862	5,406,668

Regional Management Corp.	187,878	7,146,879
SLM Corp.	4,467,060	130,884,858
World Acceptance Corp.(1)	69,455	10,741,910
		418,591,139
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	10,376	534,364
HF Foods Group, Inc.(1)	38,022	95,435
Ingles Markets, Inc., Class A	474,644	36,509,617
Natural Grocers by Vitamin Cottage, Inc.	422,744	11,731,146
PriceSmart, Inc.	838,844	103,261,696
United Natural Foods, Inc.(1)	2,325,393	86,760,413
Village Super Market, Inc., Class A	319,208	11,031,829
Weis Markets, Inc.	482,296	31,334,771
		281,259,271
Containers and Packaging — 0.1%
Graphic Packaging Holding Co.	10,897	176,314
Greif, Inc., Class A	152,991	10,040,799
Greif, Inc., Class B	19,662	1,399,541
Myers Industries, Inc.	223,015	4,027,651
		15,644,305
Distributors — 0.0%
A-Mark Precious Metals, Inc.	27,211	781,228
GigaCloud Technology, Inc., Class A(1)	113,203	4,199,831
Weyco Group, Inc.	5,536	165,859
		5,146,918
Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	523,524	18,226,488
European Wax Center, Inc., Class A(1)	121,839	471,517
Lincoln Educational Services Corp.(1)	474,895	9,773,339
Perdoceo Education Corp.	1,496,364	41,838,337
Stride, Inc.(1)	607,633	38,602,925
Universal Technical Institute, Inc.(1)	1,242,279	28,597,263
		137,509,869
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	350,071	7,382,997
GCI Liberty, Inc., Class A(1)	15,338	511,369
GCI Liberty, Inc., Class C(1)	104,894	3,495,068
Globalstar, Inc.(1)	619,072	37,608,624
Iridium Communications, Inc.	2,559,593	41,977,325
Liberty Global Ltd., Class A(1)	3,069,072	35,018,112
Liberty Global Ltd., Class C(1)	2,617,110	30,044,423
Shenandoah Telecommunications Co.	793,136	8,668,976
		164,706,894
Electrical Equipment — 0.7%
Atkore, Inc.	995,449	66,645,311
EnerSys	134,976	19,316,415
Espey Mfg. & Electronics Corp.	33,238	1,298,941
Fluence Energy, Inc.(1)(2)	587,387	11,536,281
LSI Industries, Inc.	8,677	158,702
Powell Industries, Inc.	2,604	841,665
Preformed Line Products Co.	63,938	13,123,274
Shoals Technologies Group, Inc., Class A(1)	1,870,453	15,693,101
		128,613,690
Electronic Equipment, Instruments and Components — 3.2%
Arrow Electronics, Inc.(1)	195,040	21,066,270

Avnet, Inc.	2,678,688	127,264,467
Bel Fuse, Inc., Class A	22,316	2,935,447
Bel Fuse, Inc., Class B	103,497	15,941,643
Benchmark Electronics, Inc.	1,098,376	49,350,034
Daktronics, Inc.(1)	1,425,170	26,978,468
ePlus, Inc.	834,875	74,804,800
Ingram Micro Holding Corp.	429,220	9,189,600
Insight Enterprises, Inc.(1)	8,442	730,824
IPG Photonics Corp.(1)	87,190	6,943,811
Kimball Electronics, Inc.(1)	745,243	21,537,523
Knowles Corp.(1)	413,612	9,297,998
Methode Electronics, Inc.	564,980	4,282,548
M-Tron Industries, Inc.(1)	2,532	130,828
PC Connection, Inc.	176,764	10,259,382
Plexus Corp.(1)	787,359	112,552,969
RF Industries Ltd.(1)	4,713	29,315
Richardson Electronics Ltd.	29,763	311,321
Sanmina Corp.(1)	271,010	42,322,277
ScanSource, Inc.(1)	672,391	27,648,718
Vishay Intertechnology, Inc.	3,406,495	46,566,787
Vishay Precision Group, Inc.(1)	214,244	7,314,290
		617,459,320
Energy Equipment and Services — 6.4%
Archrock, Inc.	5,183,498	127,203,041
Atlas Energy Solutions, Inc.(2)	224,982	1,939,345
Bristow Group, Inc.(1)	700,243	26,266,115
Core Laboratories, Inc.	189,055	2,854,730
DMC Global, Inc.(1)	122,824	762,737
Energy Services of America Corp.	164,463	1,471,944
Expro Group Holdings NV(1)	1,233,173	17,202,763
Forum Energy Technologies, Inc.(1)	280,408	8,804,811
Geospace Technologies Corp.(1)	23,438	308,678
Helix Energy Solutions Group, Inc.(1)	4,455,077	29,670,813
Helmerich & Payne, Inc.	3,027,832	84,476,513
Innovex International, Inc.(1)	43,694	962,142
Kodiak Gas Services, Inc.	1,679,843	59,130,474
Liberty Energy, Inc., Class A	5,201,368	92,480,323
Nabors Industries Ltd.(1)(2)	336,010	16,756,819
National Energy Services Reunited Corp.(1)	281,587	3,925,323
Natural Gas Services Group, Inc.	209,014	6,473,163
Noble Corp. PLC	3,032,679	92,860,631
NOV, Inc.	7,063,075	108,488,832
Oceaneering International, Inc.(1)	3,054,647	74,533,387
Oil States International, Inc.(1)	1,267,653	7,986,214
Patterson-UTI Energy, Inc.	13,414,670	77,939,233
ProFrac Holding Corp., Class A(1)	622,094	2,202,213
ProPetro Holding Corp.(1)	2,885,607	27,615,259
Ranger Energy Services, Inc.	526,452	7,112,366
RPC, Inc.	3,347,352	17,807,913
Seadrill Ltd.(1)	820,090	25,029,147
Select Water Solutions, Inc., Class A	3,168,438	32,001,224
TETRA Technologies, Inc.(1)	2,956,086	22,968,788
Tidewater, Inc.(1)	880,039	47,539,707
Transocean Ltd.(1)	14,667,290	64,682,749
Valaris Ltd.(1)	1,256,845	70,898,626

Weatherford International PLC	1,172,192	87,679,961
		1,248,035,984
Entertainment — 0.1%
Cineverse Corp.(1)	31,330	78,952
Marcus Corp.	772,889	12,134,357
Starz Entertainment Corp.(1)	93,603	1,026,825
		13,240,134
Financial Services — 3.4%
Acacia Research Corp.(1)	402,843	1,506,633
Alerus Financial Corp.	86,531	1,863,878
Cass Information Systems, Inc.	15,881	667,002
Enact Holdings, Inc.	695,828	26,935,502
Essent Group Ltd.	1,127,176	70,741,566
Federal Agricultural Mortgage Corp., Class C	242,874	41,716,038
Finance of America Cos., Inc., Class A(1)(2)	101,693	2,436,564
International Money Express, Inc.(1)	385,411	5,873,664
Jackson Financial, Inc., Class A	1,131,186	110,867,540
Merchants Bancorp	538,547	17,605,101
MGIC Investment Corp.	2,899,878	82,211,541
NMI Holdings, Inc., Class A(1)	2,137,378	81,540,971
Onity Group, Inc.(1)	126,280	5,625,774
Payoneer Global, Inc.(1)	6,085,815	35,176,011
PennyMac Financial Services, Inc.	370,805	49,899,229
Radian Group, Inc.	3,671,125	130,508,494
Velocity Financial, Inc.(1)	185,814	3,591,784
Waterstone Financial, Inc.	155,306	2,432,092
		671,199,384
Food Products — 1.3%
B&G Foods, Inc.	256,941	1,184,498
Cal-Maine Foods, Inc.	1,445,936	120,475,387
Dole PLC	1,859,514	26,925,763
Fresh Del Monte Produce, Inc.	1,149,484	41,542,352
John B Sanfilippo & Son, Inc.	35,755	2,596,886
Lifeway Foods, Inc.(1)	14,379	356,383
Mission Produce, Inc.(1)	917,314	11,026,114
Seaboard Corp.	5,066	23,706,702
Seneca Foods Corp., Class A(1)	133,722	16,173,676
		243,987,761
Ground Transportation — 1.5%
ArcBest Corp.	709,691	45,540,872
Covenant Logistics Group, Inc.	498,893	9,947,926
Heartland Express, Inc.	1,292,340	10,157,792
Marten Transport Ltd.	1,912,577	19,603,914
PAMT Corp.(1)	247	2,218
Ryder System, Inc.	655,217	113,490,137
Schneider National, Inc., Class B	1,291,949	29,210,967
Universal Logistics Holdings, Inc.	244,215	3,668,109
Werner Enterprises, Inc.	2,055,002	52,525,851
		284,147,786
Health Care Equipment and Supplies — 0.8%
Acme United Corp.	37,544	1,389,128
Bioventus, Inc., Class A(1)	822,631	6,243,769
Electromed, Inc.(1)	43,016	1,151,538
FONAR Corp.(1)	29,572	414,895
Kewaunee Scientific Corp.(1)	44,521	1,711,832

Lantheus Holdings, Inc.(1)	470,495	27,698,041
LivaNova PLC(1)	698,892	44,596,299
Novocure Ltd.(1)	839,432	10,753,124
QuidelOrtho Corp.(1)	1,880,455	51,430,444
Tactile Systems Technology, Inc.(1)	136,138	3,500,108
Utah Medical Products, Inc.	749	42,206
Varex Imaging Corp.(1)	480,643	5,561,040
		154,492,424
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc.(1)	164,789	2,834,371
Brookdale Senior Living, Inc.(1)	2,254,072	25,087,821
Cross Country Healthcare, Inc.(1)	838,969	8,607,822
InfuSystem Holdings, Inc.(1)	254,132	2,358,345
Joint Corp.(1)	3,583	30,169
Nutex Health, Inc.(1)(2)	94,021	10,822,757
PACS Group, Inc.(1)	10,664	356,284
		50,097,569
Health Care Technology — 0.0%
CareCloud, Inc.(1)	330,842	1,025,610
Health Catalyst, Inc.(1)	1,853	5,541
Teladoc Health, Inc.(1)	722,065	5,480,473
		6,511,624
Hotels, Restaurants and Leisure — 1.3%
Accel Entertainment, Inc.(1)	757,872	7,760,609
BJ's Restaurants, Inc.(1)	748,008	28,686,107
Bloomin' Brands, Inc.	563,724	4,002,440
Boyd Gaming Corp.	41,633	3,468,029
Canterbury Park Holding Corp.	118	1,781
Cheesecake Factory, Inc.	1,496,269	71,312,181
Cracker Barrel Old Country Store, Inc.	748,538	21,625,263
Full House Resorts, Inc.(1)	335,886	903,533
Golden Entertainment, Inc.	215,845	6,479,667
Life Time Group Holdings, Inc.(1)	122,099	3,409,004
Monarch Casino & Resort, Inc.	423,776	40,928,286
ONE Group Hospitality, Inc.(1)(2)	120,643	242,493
RCI Hospitality Holdings, Inc.(2)	172,825	4,210,017
Super Group SGHC Ltd.	4,283,176	46,386,796
Target Hospitality Corp.(1)	882,738	6,885,356
		246,301,562
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	54,220	842,036
Beazer Homes USA, Inc.(1)	5,025	114,922
Cricut, Inc., Class A	1,514,250	7,177,545
Ethan Allen Interiors, Inc.	723,299	17,098,788
Flexsteel Industries, Inc.	110,243	4,357,906
Hamilton Beach Brands Holding Co., Class A	177,280	2,827,616
Hovnanian Enterprises, Inc., Class A(1)	75,679	9,957,843
KB Home	228,524	14,700,949
La-Z-Boy, Inc.	1,232,953	47,986,531
Legacy Housing Corp.(1)	130,481	2,600,486
Leggett & Platt, Inc.	266,288	2,732,115
Lifetime Brands, Inc.	204,433	778,890
Lovesac Co.(1)(2)	234,585	3,366,295
M/I Homes, Inc.(1)	391,367	53,848,185
Sonos, Inc.(1)	34,528	640,840

Taylor Morrison Home Corp.(1)	597,835	37,478,276
Tri Pointe Homes, Inc.(1)	2,378,676	81,160,425
Universal Electronics, Inc.(1)	210,159	695,626
		288,365,274
Household Products — 0.4%
Central Garden & Pet Co.(1)	242,127	8,271,058
Central Garden & Pet Co., Class A(1)	1,606,522	49,705,791
Oil-Dri Corp. of America	340,994	18,560,303
Spectrum Brands Holdings, Inc.	9,542	566,318
		77,103,470
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	986,369	20,112,064
Montauk Renewables, Inc.(1)(2)	774,727	1,262,805
XPLR Infrastructure LP(1)	1,038,166	9,893,722
		31,268,591
Insurance — 5.6%
American Coastal Insurance Corp., Class C	526,514	6,291,842
American Integrity Insurance Group, Inc.(1)	52,109	1,101,584
Assured Guaranty Ltd.	1,063,324	96,273,355
Axis Capital Holdings Ltd.	640,836	65,519,073
Brighthouse Financial, Inc.(1)	1,941,814	127,285,908
CNO Financial Group, Inc.	2,921,946	119,595,250
Crawford & Co., Class A	100,286	1,121,197
Crawford & Co., Class B	36,373	376,461
Donegal Group, Inc., Class A	218,883	4,406,115
eHealth, Inc.(1)	16,709	68,173
Employers Holdings, Inc.	487,539	19,428,429
F&G Annuities & Life, Inc.	381,502	12,326,330
Fidelis Insurance Holdings Ltd.	1,129,138	21,498,787
First American Financial Corp.	203,749	13,398,534
Genworth Financial, Inc., Class A(1)	8,898,906	77,242,504
GoHealth, Inc., Class A(1)(2)	7,110	21,330
Greenlight Capital Re Ltd., Class A(1)	417,504	5,515,228
Hanover Insurance Group, Inc.	314,840	58,418,562
HCI Group, Inc.	249,098	44,277,169
Heritage Insurance Holdings, Inc.(1)	737,659	21,428,994
Horace Mann Educators Corp.	650,618	29,785,292
Investors Title Co.	1,713	477,773
James River Group Holdings, Inc.	164,156	966,879
Kemper Corp.	10,837	441,283
Kingstone Cos., Inc.(2)	215,300	3,276,866
Mercury General Corp.	564,303	52,547,895
Oscar Health, Inc., Class A(1)	5,317,885	95,562,393
Palomar Holdings, Inc.(1)	352,358	43,766,387
ProAssurance Corp.(1)	269,737	6,495,267
Safety Insurance Group, Inc.	18,753	1,425,603
Selective Insurance Group, Inc.	344,869	27,092,909
Selectquote, Inc.(1)	934,628	1,355,211
SiriusPoint Ltd.(1)	3,243,618	67,467,254
Skyward Specialty Insurance Group, Inc.(1)	496,357	24,301,639
Slide Insurance Holdings, Inc.(1)	109,179	1,844,033
Tiptree, Inc.	15,041	282,470
United Fire Group, Inc.	340,694	12,452,366
Universal Insurance Holdings, Inc.	698,140	23,129,378
		1,088,265,723

Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	954,663	11,074,091
EverQuote, Inc., Class A(1)	9,187	242,445
Teads Holding Co.(1)(2)	101,080	71,564
Yelp, Inc.(1)	595,759	17,223,393
		28,611,493
IT Services — 0.5%
DXC Technology Co.(1)	6,780,377	89,500,976
Leisure Products — 1.6%
Acushnet Holdings Corp.	7,703	647,822
American Outdoor Brands, Inc.(1)	65,384	468,803
Brunswick Corp.	1,053,318	69,634,853
Clarus Corp.	442,500	1,584,150
Escalade, Inc.	3,175	42,101
Funko, Inc., Class A(1)(2)	326,989	1,033,285
JAKKS Pacific, Inc.	125,922	2,068,898
Johnson Outdoors, Inc., Class A	57,228	2,345,776
Malibu Boats, Inc., Class A(1)	434,712	12,341,474
Marine Products Corp.	70,633	598,262
MasterCraft Boat Holdings, Inc.(1)	475,115	8,780,125
Polaris, Inc.	1,417,088	94,037,960
Smith & Wesson Brands, Inc.	220,396	1,919,649
Sturm Ruger & Co., Inc.	215,113	6,479,204
Topgolf Callaway Brands Corp.(1)	2,165,896	27,896,740
YETI Holdings, Inc.(1)	1,824,244	75,669,641
		305,548,743
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	301
OmniAb, Inc.(1)	21,075	171
		472
Machinery — 3.6%
Alamo Group, Inc.	192,119	30,810,124
Albany International Corp., Class A	618,366	29,483,691
Astec Industries, Inc.	529,959	23,455,985
Blue Bird Corp.(1)	554,174	28,938,966
Douglas Dynamics, Inc.	121,960	3,940,528
Eastern Co.	16,418	320,151
Graham Corp.(1)	173,432	9,972,340
Greenbrier Cos., Inc.	1,129,798	50,253,415
Helios Technologies, Inc.	99,550	5,374,705
Hyster-Yale, Inc.	307,774	8,950,068
Kennametal, Inc.	2,563,655	70,961,970
L.B. Foster Co., Class A(1)	66,177	1,785,455
Lindsay Corp.	98,434	11,313,020
Luxfer Holdings PLC	867,998	10,849,975
Manitowoc Co., Inc.(1)	257,851	2,908,559
Mayville Engineering Co., Inc.(1)	305,146	5,184,431
Microvast Holdings, Inc.(1)(2)	1,384,459	4,873,296
Miller Industries, Inc.	13,798	534,535
Mueller Industries, Inc.	814,812	89,523,394
Mueller Water Products, Inc., Class A	2,121,388	51,422,445
Park-Ohio Holdings Corp.	187,483	4,014,011
Perma-Pipe International Holdings, Inc.(1)	81,154	2,085,658
REV Group, Inc.	725,420	38,643,123
Taylor Devices, Inc.(1)	27,934	1,375,191

Tennant Co.	373,475	27,312,227
Terex Corp.	1,396,033	64,510,685
Titan International, Inc.(1)	938,981	7,596,356
Trinity Industries, Inc.	2,592,385	68,750,050
Twin Disc, Inc.	14,838	230,731
Wabash National Corp.	921,393	7,776,557
Worthington Enterprises, Inc.	755,312	41,436,416
		704,588,058
Marine Transportation — 1.1%
Costamare Bulkers Holdings Ltd.(1)	240,347	3,958,515
Costamare, Inc.	1,334,196	20,373,173
Genco Shipping & Trading Ltd.	1,355,295	25,642,181
Kirby Corp.(1)	287,928	32,685,587
Matson, Inc.	1,141,156	124,363,181
Pangaea Logistics Solutions Ltd.	677,678	4,757,300
Safe Bulkers, Inc.	1,481,243	7,835,775
Star Bulk Carriers Corp.	18,052	359,235
		219,974,947
Media — 0.2%
Advantage Solutions, Inc.(1)(2)	106,633	101,258
AMC Networks, Inc., Class A(1)	985,028	8,786,450
Cable One, Inc.(2)	125,053	14,654,961
Gambling.com Group Ltd.(1)	195,206	1,106,818
Scholastic Corp.	619,685	18,305,495
		42,954,982
Metals and Mining — 2.7%
Alpha Metallurgical Resources, Inc.(1)	351,513	55,964,385
Ascent Industries Co.(1)	66,532	942,758
Caledonia Mining Corp. PLC	483,519	14,897,220
Century Aluminum Co.(1)	742,013	22,238,130
Coeur Mining, Inc.(1)	825,036	14,248,372
Commercial Metals Co.	1,257,336	80,192,890
Compass Minerals International, Inc.(1)	1,036,560	19,684,274
Ferroglobe PLC	1,552,674	6,878,346
Kaiser Aluminum Corp.	502,358	48,251,486
Materion Corp.	358,354	43,787,275
Metallus, Inc.(1)	1,308,535	22,127,327
Olympic Steel, Inc.	345,553	13,438,556
Ramaco Resources, Inc., Class B	155,465	1,944,867
Ryerson Holding Corp.	1,027,200	23,553,696
SunCoke Energy, Inc.	3,294,332	21,479,045
Warrior Met Coal, Inc.	1,480,842	115,935,120
Worthington Steel, Inc.	389,814	13,156,223
		518,719,970
Oil, Gas and Consumable Fuels — 9.9%
Amplify Energy Corp.(1)(2)	1,221,206	6,716,633
Antero Midstream Corp.	1,105,620	19,912,216
Ardmore Shipping Corp.	1,432,348	17,517,616
Berry Corp.	2,390,728	8,104,568
California Resources Corp.	2,629,217	125,623,988
Centrus Energy Corp., Class A(1)(2)	357,759	92,766,909
Chord Energy Corp.	401,487	37,683,570
Civitas Resources, Inc.	2,103,422	61,777,504
CNX Resources Corp.(1)	3,057,351	118,747,513
Comstock Resources, Inc.(1)(2)	2,018,876	54,227,009

Core Natural Resources, Inc.	945,814	75,665,120
Crescent Energy Co., Class A	5,687,940	53,637,274
CVR Energy, Inc.(1)	51,655	1,783,647
DHT Holdings, Inc.	4,179,992	54,465,296
Dorian LPG Ltd.	1,370,191	33,953,333
Epsilon Energy Ltd.	29,395	141,390
Evolution Petroleum Corp.	853,884	3,355,764
FutureFuel Corp.	644,353	2,126,365
Gran Tierra Energy, Inc.(1)(2)	1,318,641	5,973,444
Granite Ridge Resources, Inc.	2,308,368	11,888,095
Green Plains, Inc.(1)	31,667	327,120
Gulfport Energy Corp.(1)	19,863	4,419,319
HighPeak Energy, Inc.	837,093	5,616,894
Infinity Natural Resources, Inc., Class A(1)	1,666	22,058
International Seaways, Inc.	1,667,149	88,308,883
Kimbell Royalty Partners LP	2,530,084	31,499,546
Kosmos Energy Ltd.(1)	13,076,763	14,645,975
Magnolia Oil & Gas Corp., Class A	5,638,503	130,474,959
Matador Resources Co.	1,024,624	43,444,058
Murphy Oil Corp.	3,424,588	109,826,537
NACCO Industries, Inc., Class A	36,260	1,749,182
Navigator Holdings Ltd.	280,601	5,019,952
Nordic American Tankers Ltd.	4,632,682	16,862,962
Northern Oil & Gas, Inc.	3,522,816	78,875,850
Par Pacific Holdings, Inc.(1)	1,336,818	61,025,742
Peabody Energy Corp.	3,952,355	107,662,150
Prairie Operating Co.(1)(2)	12,734	23,813
PrimeEnergy Resources Corp.(1)(2)	11,757	2,158,703
REX American Resources Corp.(1)	622,883	20,548,910
Riley Exploration Permian, Inc.	483,401	13,240,353
SandRidge Energy, Inc.	1,019,307	14,413,001
Scorpio Tankers, Inc.	1,642,671	94,174,328
SFL Corp. Ltd.	3,246,486	26,718,580
SM Energy Co.	4,126,189	78,603,900
Summit Midstream Corp.(1)	1,623	40,640
Talos Energy, Inc.(1)	4,711,039	53,988,507
Teekay Corp. Ltd.	2,007,590	19,493,699
Teekay Tankers Ltd., Class A	856,794	49,411,310
VAALCO Energy, Inc.	4,070,857	14,573,668
Vital Energy, Inc.(1)	782,641	14,032,753
Vitesse Energy, Inc.	803,391	16,999,754
World Kinect Corp.	872,477	20,224,017
		1,924,494,377
Paper and Forest Products — 0.7%
Clearwater Paper Corp.(1)	336,541	6,121,681
Louisiana-Pacific Corp.	804,923	66,011,735
Mercer International, Inc.	999,001	1,808,192
Sylvamo Corp.	1,141,685	54,081,618
		128,023,226
Passenger Airlines — 1.8%
Alaska Air Group, Inc.(1)	2,778,305	119,078,152
Allegiant Travel Co.(1)	599,534	45,564,584
Frontier Group Holdings, Inc.(1)(2)	1,178,337	5,373,217
SkyWest, Inc.(1)	1,474,111	149,651,749

Sun Country Airlines Holdings, Inc.(1)	1,709,298	23,417,382
		343,085,084
Personal Care Products — 0.1%
Lifevantage Corp.	76,897	528,283
Medifast, Inc.(1)(2)	181,803	1,994,379
Nature's Sunshine Products, Inc.(1)	365,054	7,512,811
Nu Skin Enterprises, Inc., Class A	1,401,891	13,864,702
USANA Health Sciences, Inc.(1)	208,531	4,139,340
		28,039,515
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.(1)	339,641	9,408,056
Harmony Biosciences Holdings, Inc.(1)	1,419,152	50,081,874
Innoviva, Inc.(1)	1,985,436	43,143,524
Pacira BioSciences, Inc.(1)	1,096,187	25,837,128
SIGA Technologies, Inc.	978,659	5,930,674
Supernus Pharmaceuticals, Inc.(1)	47,909	2,184,171
		136,585,427
Professional Services — 0.6%
Alight, Inc., Class A	5,215,721	12,048,315
Clarivate PLC(1)(2)	9,296,352	34,954,283
Conduent, Inc.(1)	2,890,980	5,608,501
Franklin Covey Co.(1)	12,936	203,354
Heidrick & Struggles International, Inc.	549,114	32,326,341
IBEX Holdings Ltd.(1)	305,804	10,761,243
Kelly Services, Inc., Class A	626,442	5,412,459
Kforce, Inc.	57,833	1,700,290
ManpowerGroup, Inc.	79,555	2,288,002
Resources Connection, Inc.	39,712	192,008
TrueBlue, Inc.(1)	449,491	2,202,506
Upwork, Inc.(1)	801,555	15,822,696
		123,519,998
Real Estate Management and Development — 0.9%
AMREP Corp.(1)	4,357	96,072
Douglas Elliman, Inc.(1)	111,973	296,728
Forestar Group, Inc.(1)	612,120	15,621,302
Howard Hughes Holdings, Inc.(1)	726,134	65,010,777
Offerpad Solutions, Inc.(1)	94,587	182,553
Opendoor Technologies, Inc.(1)(2)	11,397,050	87,757,285
RE/MAX Holdings, Inc., Class A(1)	14,244	117,086
Seaport Entertainment Group, Inc.(1)(2)	504	10,816
		169,092,619
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc.	1,425,392	51,870,015
Amtech Systems, Inc.(1)	13,135	103,110
Axcelis Technologies, Inc.(1)	122,590	10,146,774
Cirrus Logic, Inc.(1)	13,060	1,571,640
Diodes, Inc.(1)	166,592	7,698,216
Penguin Solutions, Inc.(1)	763,542	15,446,455
Photronics, Inc.(1)	2,053,085	47,036,177
SkyWater Technology, Inc.(1)	157,879	2,429,758
		136,302,145
Software — 0.3%
InterDigital, Inc.	50,901	18,209,833
MARA Holdings, Inc.(1)(2)	1,969,216	23,256,441
OneSpan, Inc.	79,006	963,873

Pagaya Technologies Ltd., Class A(1)	944,906	23,575,405
Silvaco Group, Inc.(1)(2)	2,644	12,030
		66,017,582
Specialty Retail — 6.2%
Abercrombie & Fitch Co., Class A(1)	1,073,832	105,095,938
Academy Sports & Outdoors, Inc.	2,011,046	97,032,970
Advance Auto Parts, Inc.	1,593,430	82,667,148
American Eagle Outfitters, Inc.	5,991,983	122,236,453
Arhaus, Inc.(1)	771,082	7,972,988
Asbury Automotive Group, Inc.(1)	165,197	38,419,866
Buckle, Inc.	1,036,696	58,552,590
Build-A-Bear Workshop, Inc.	457,561	24,296,489
Caleres, Inc.	1,074,024	12,576,821
CarMax, Inc.(1)	367,238	14,197,421
Designer Brands, Inc., Class A	1,116,123	4,843,974
Duluth Holdings, Inc., Class B(1)	73,355	236,937
Five Below, Inc.(1)	1,160,111	191,290,703
Guess?, Inc.	1,005,257	17,149,684
Haverty Furniture Cos., Inc.	429,299	10,217,316
J Jill, Inc.	39,822	628,391
Lands' End, Inc.(1)(2)	408,599	6,451,778
ODP Corp.(1)	984,626	27,539,989
PetMed Express, Inc.(1)	19,125	33,469
Sally Beauty Holdings, Inc.(1)	1,531,778	24,293,999
Shoe Carnival, Inc.	529,306	8,744,135
Signet Jewelers Ltd.	1,415,999	141,826,460
Sonic Automotive, Inc., Class A	122,496	7,720,923
Sportsman's Warehouse Holdings, Inc.(1)	213,441	475,973
Tile Shop Holdings, Inc.(1)	238,944	1,550,747
Upbound Group, Inc.	275,428	4,935,670
Urban Outfitters, Inc.(1)	1,989,655	147,373,746
Victoria's Secret & Co.(1)	932,506	38,540,473
Zumiez, Inc.(1)	80,968	2,105,168
		1,199,008,219
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	405,981	26,193,894
Textiles, Apparel and Luxury Goods — 1.8%
Carter's, Inc.	1,153,001	36,792,262
Columbia Sportswear Co.	896,749	48,164,389
Crocs, Inc.(1)	440,657	37,447,032
Ermenegildo Zegna NV	706,213	7,535,293
Figs, Inc., Class A(1)	172	1,684
Fossil Group, Inc.(1)	366,899	1,104,366
G-III Apparel Group Ltd.(1)	1,471,162	42,884,372
Movado Group, Inc.	338,037	7,078,495
Oxford Industries, Inc.	508,765	19,414,472
PVH Corp.	1,209,533	102,520,017
Rocky Brands, Inc.	234,888	7,133,549
Superior Group of Cos., Inc.	332,556	3,232,444
Unifi, Inc.(1)	47,367	165,311
Vera Bradley, Inc.(1)(2)	418,495	1,188,526
VF Corp.	1,954,679	34,206,882
		348,869,094
Trading Companies and Distributors — 3.5%
Air Lease Corp.	2,732,347	174,678,944

Alta Equipment Group, Inc.(2)	71,201	347,461
BlueLinx Holdings, Inc.(1)	219,342	13,684,747
Boise Cascade Co.	1,013,070	77,236,457
DNOW, Inc.(1)	3,898,643	54,425,064
GATX Corp.	1,048,204	167,639,266
Global Industrial Co.	4,281	122,608
Herc Holdings, Inc.	467,241	62,736,449
Hudson Technologies, Inc.(1)	1,152,632	7,837,898
Karat Packaging, Inc.	227,157	5,006,540
NPK International, Inc.(1)	2,564,758	31,572,171
Rush Enterprises, Inc., Class A	1,194,958	62,209,513
Rush Enterprises, Inc., Class B	132,911	7,093,460
Titan Machinery, Inc.(1)	411,058	7,612,794
		672,203,372
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	43,973	406,311
Wireless Telecommunication Services — 0.8%
Array Digital Infrastructure, Inc.	414,930	20,406,257
Telephone & Data Systems, Inc.	3,253,987	131,038,057
		151,444,314
TOTAL COMMON STOCKS (Cost $17,888,733,600)		19,366,612,051
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	231,738	278,085
Opendoor Technologies, Inc., Series K(1)	379,898	725,605
Opendoor Technologies, Inc., Series Z(1)	123,674	120,335
		1,124,025
TOTAL WARRANTS (Cost $—)		1,124,025
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)	54,092	541
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	40,889	253,510
Software — 0.0%
Gen Digital, Inc.(1)	21,590	90,030
TOTAL RIGHTS (Cost $84,201)		344,081
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	103,288,340	103,288,340
State Street Navigator Securities Lending Government Money Market Portfolio(3)	134,596,934	134,596,934
TOTAL SHORT-TERM INVESTMENTS (Cost $237,885,274)		237,885,274
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $18,126,703,075)		19,605,965,431
OTHER ASSETS AND LIABILITIES — (0.8)%		(156,734,280)
TOTAL NET ASSETS — 100.0%		$19,449,231,151

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $221,628,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $224,051,120, which includes securities collateral of $89,454,186.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.